Net Revenues - Distribution by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Distribution of net consolidated revenues by segment
Net revenue	€ 7,212,382	€ 6,591,977	[1]	€ 6,063,967	[1]
Intersegments
Distribution of net consolidated revenues by segment
Net revenue	0			(8,948)
Biopharma | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	6,142,588	5,558,301		5,005,382
Diagnostic | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	644,898	670,269		671,292
Bio Supplies | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	215,664	159,957		146,076
Others | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	€ 209,232	€ 203,450		€ 250,165

[1]	Restated figures (Note 2.d)